Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Costs And Expenses By Nature
Schedule of cost of goods sold and services rendered

	Year ended December 31,
	2023	2022	2021
Freight (i)	4,251	4,738	4,575
Services	4,131	3,614	2,878
Personnel	2,931	2,684	2,522
Depreciation, depletion and amortization	2,916	3,049	2,857
Materials	2,731	2,256	2,022
Acquisition of products	2,254	2,566	2,277
Fuel oil and gas	1,626	1,630	1,011
Royalties	1,286	1,268	1,370
Energy	781	719	639
Others	1,182	1,504	1,578
Total	24,089	24,028	21,729

(i)	The reduction in freight costs in 2023 was mainly due to the decrease of the price of bunker fuel, which is included in the freight price.

Schedule of selling and administrative expenses

	Year ended December 31,
	2023	2022	2021
Personnel	243	230	217
Services	154	142	124
Depreciation and amortization	47	41	42
Advertisement	26	22	27
Other	83	80	71
Total	553	515	481

Schedule of other operating expenses, net

			Year ended December 31,
	Notes	2023	2022	2021
Expenses related to Brumadinho event	25	930	1,079	851
Expenses related to de-characterization of dams	27(a)	153	72	1,725
Asset decommissioning obligations	27(b)	5	23	121
Provision for litigations	28(a)	229	153	98
Profit sharing program		147	131	126
Disposals of materials and inventories		74	46	5
COVID-19 expenses		-	-	44
Other		(40)	218	6
Total		1,498	1,722	2,976